UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Address of Principal Executive Offices)                  (Zip Code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Name and Address of Agent for Service)

With copy to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

StockCar Stocks Index Fund

SEMI-ANNUAL REPORT

MARCH 31, 2009

(UNAUDITED)

This report is provided for the general information of the shareholders of the StockCar Stocks Index Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

STOCKCAR STOCKS INDEX FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

STOCKCAR STOCKS INDEX FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

Shares		Value

COMMON STOCKS - 86.75%

Amusement and Recreation Services - 6.83%
40,565	Dover Motorsports, Inc.	$ 75,045
2,175	International Speedway Corp. Class A *	47,981
4,800	RC2 Corp. *	25,296
3,200	Speedway Motorsports, Inc.	37,824
		186,146
Auto Parts Retailers - 4.45%
3,463	O'Reilly Automotive, Inc. *	121,240

Banks - 0.94%
3,750	Bank of America Corp.	25,575

Beverages - 1.88%
1,318	Brown Forman Corp. - Class B	51,178

Building Materials, Hardware and Garden Supply - 4.56%
2,725	Home Depot, Inc.	64,201
3,300	Lowes Companies, Inc.	60,225
		124,426
Business Services - 2.37%
2,425	Aaron Rents, Inc.	64,650

Chemicals and Allied Products - 2.17%
2,650	E.I. du Pont de Nemours and Company	59,175

Communications - 2.51%
12,000	Sprint Nextel Corp. *	42,840
850	Verizon Communications, Inc.	25,670
		68,510
Crude Petroleum & Natural Gas - 1.96%
1,225	Royal Dutch Shell Plc. - ADR	53,422

* Non-income producing securities during the year.

ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

STOCKCAR STOCKS INDEX FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares		Value
Electronic & Other Electrical Equipment, Except Computers - 5.42%
19,000	Infineon Technologies AG - (Germany) ADR *	21,470
41,000	Sirius XM Radio, Inc. *	14,350
2,950	Sony Corp. ADR *	60,859
3,100	Texas Instruments, Inc.	51,181
		147,860
Food and Kindred Products - 13.14%
1,475	Coca-Cola Co.	64,826
1,175	Diageo Plc. - (United Kingdom) ADR	52,581
1,025	General Mills, Inc.	51,127
2,050	Kellogg Co.	75,092
1,300	Molson Coors Brewing Co. - Class B	44,564
1,360	Pepsico, Inc.	70,013
		358,203
General Merchandise Stores - 2.94%
13,300	Office Depot, Inc. *	17,423
1,825	Target Corp.	62,762
		80,185
Heating Equipment - 1.44%
1,600	Fortune Brands, Inc.	39,280

Industrial And Commercial Machines - 3.39%
1,600	Black & Decker Corp.	50,496
1,500	Caterpillar, Inc.	41,940
		92,436
Insurance - 0.71%
1,000	Aflac, Inc.	19,360

Motor Freight Transportation and Warehousing - 3.67%
725	FedEx Corp.	32,255
1,375	United Parcel Service, Inc. - Class B	67,677
		99,932
Motor Vehicles & Passenger Car Bodies - 2.21%
950	Toyota Motor Corp. - (Japan) ADR *	60,135

* Non-income producing securities during the year.

ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Shares		Value
Petroleum Refining and Related Industries - 7.10%
275	Chevron Corp.	18,491
1,350	Exxon Mobil Corp.	91,935
1,700	Marathon Oil Corp.	44,693
1,450	Sunoco, Inc.	38,396
		193,515
Pharmaceutical Preparation - 1.91%
1,675	GlaxoSmithKline Plc. - (United Kingdom) ADR	52,042

Printing, Publishing, and Allied Industries - 1.50%
5,300	News Corp. Class B	40,810

Property & Casualty Insurance - 1.35%
1,925	Allstate Corp.	36,864

Rubber and Miscellaneous Products - 2.78%
6,000	Goodyear Tire & Rubber Co. *	37,560
6,000	Newell Rubbermaid, Inc.	38,280
		75,840
Services - Miscellaneous Amusement & Recreation - 2.00%
3,000	Walt Disney Co.	54,480

Surgery & Medical Instruments - 2.42%
1,325	3M Co.	65,879

Transportation Equipment - 5.35%
25,125	Ford Motor Co. *	66,079
8,000	General Motors Corp. *	15,520
2,150	Genuine Parts Co.	64,199
		145,798
Wholesale Trade - Non-Durable - 1.76%
4,650	Ashland, Inc.	48,034

TOTAL FOR COMMON STOCKS (Cost $4,114,986) - 86.75%		$ 2,364,975

* Non-income producing securities during the year.

ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Shares		Value
UNIT INVESTMENT TRUSTS - 8.60%
2,950	SPDR Trust Series I	234,584

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $292,437) - 8.60%		$ 234,584

SHORT TERM INVESTMENTS - 3.38%
92,196	First American Prime Obligation Fund Class Y 0.35% ** (Cost $92,196)	92,196

TOTAL INVESTMENTS (Cost $4,499,619) - 98.74%		$ 2,691,755

OTHER ASSETS LESS LIABILITIES - 1.26%		34,448

NET ASSETS - 100.00%		$ 2,726,203

** The rate shown represents the yield at March 31, 2009.

The accompanying notes are an integral part of these financial statements.

STOCKCAR STOCKS INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $4,499,619)	$2,691,755

Cash	1,550
Receivables:
Dividends and Interest	5,594
Due From Advisers	39,904
Prepaid Expenses	21,576
Total Assets	2,760,379
Liabilities:
Advisor Fee	10,928
Securities Purchased	2,982
Other Accrued Expenses	20,266
Total Liabilities	34,176
Net Assets	$2,726,203

Net Assets Consist of:
Paid In Capital	$ 4,454,719
Accumulated Net Investment Loss	(12,516)
Accumulated Net Realized Loss on Investments	91,864
Unrealized Depreciation in Value of Investments	(1,807,864)
Net Assets, for 244,409 Shares Outstanding, 500,000,000 shares authorized with a $0.001 par value per share	$ 2,726,203

Net Asset Value Per Share	$ 11.15

The accompanying notes are an integral part of these financial statements.

STOCKCAR STOCKS INDEX FUND

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $178)	$ 41,073
Interest	812
Total Investment Income	41,885

Expenses:
Advisory Fees (Note 3)	9,838
Legal Fees	14,940
Administrative Fees	6,054
Audit Fees	6,483
Transfer Agent Fees	11,468
Registration Fees	3,491
Custody Fees	3,431
Printing and Mailing Fees	2,552
Insurance Fees	935
Miscellaneous Fees	155
Total Expenses	59,347
Fees Waived and Expenses Reimbursed by the Adviser (Note 3)	(36,643)
Net Expenses	22,704

Net Investment Income	19,181

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain on Investments	97,780
Net Change in Unrealized Depreciation on Investments	(1,431,894)
Net Realized and Unrealized Loss on Investments	(1,334,114)

Net Decrease in Net Assets Resulting from Operations	$(1,314,933)

The accompanying notes are an integral part of these financial statements.

STOCKCAR STOCKS INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	3/31/2009	9/30/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 19,181	$ 26,088
Net Realized Gain (Loss) on Investments	97,780	(6,190)
Net Change in Unrealized (Depreciation) on Investments	(1,431,894)	(1,467,900)
Net (Decrease) in Net Assets Resulting from Operations	(1,314,933)	(1,448,002)

Distributions to Shareholders from:
Net Investment Income	(31,697)	(35,533)
Net Realized Gains on Investments	-	(171,393)
Return of Capital	-	(122,749)
Total Distributions	(31,697)	(329,675)

Capital Share Transactions:
Proceeds from Sale of Shares	63,547	163,812
Shares Issued on Reinvestment of Distributions	31,390	325,512
Cost of Shares Redeemed	(211,988)	(409,328)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(117,051)	79,996

Net Assets:
Net Increase (Decrease) in Net Assets	(1,463,681)	(1,697,681)
Net Assets at Beginning of Year	4,189,884	5,887,565
Net Assets at End of Year (Including accumulated Undistributed Net Investment Income (Loss) of $(12,516) and $0, respectively)
	$ 2,726,203	$4,189,884

Share Transactions:
Issued	5,240	8,415
Reinvested	2,513	15,918
Redeemed	(17,158)	(20,864)
Net Increase (Decrease) in Shares	(9,405)	3,469
Shares Outstanding at Beginning of Year	253,814	250,345
Shares Outstanding at End of Year	244,409	253,814

The accompanying notes are an integral part of these financial statements.

STOCKCAR STOCKS INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

Unaudited
	Six Months
	Ended	Years Ended
	3/31/ 2009	9/30/ 2008	9/30/ 2007	9/30/ 2006	9/30/ 2005	9/30/ 2004
Net Asset Value, at Beginning of Year	$ 16.51	$23.52	$22.19	$ 21.92	$19.60	$17.10
Income From Investment Operations:
Net Investment Income	0.08 *	0.11	0.21 *	0.09 *	0.05 *	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(5.31)	(5.78)	2.72	0.47	2.28	2.58
Total from Investment Operations	(5.23)	(5.67)	2.93	0.56	2.33	2.59

Distributions:
Net Investment Income	(0.13)	(0.14)	(0.25)	(0.06)	(0.01)	(0.09)
Realized Gains	-	(0.70)	(1.35)	(0.23)	-	-
Return of Capital	-	(0.50)	-	-	-	-
Total from Distributions	(0.13)	(1.34)	(1.60)	(0.29)	(0.01)	(0.09)

Redemption Fees	0.00 †	0.00 †	0.00 †	0.00 **†	0.00 **	0.00 **

Net Asset Value, at End of Year	$ 11.15	$16.51	$23.52	$ 22.19	$21.92	$19.60

Total Return ***	-31.77%	-25.21%	13.58%	2.61%	11.89%	15.18%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,726	$4,190	$5,888	$ 5,613	$5,943	$5,435
Before Waivers
Ratio of Expenses to Average Net Assets	3.93%	2.97%	2.42%	2.75%	2.57%	4.44%
After Waivers
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	1.27%	0.52%	0.90%	0.41%	0.21%	0.03%
Portfolio Turnover	15%	18%	15%	18%	15%	14%

* Per share net investment income has been determined on the basis of average shares outstanding during each year.

** Amount calculated is less than $0.005.

*** Assumes reinvestment of dividends.

† Redemptions fee ceased as of February 1, 2006.

The accompanying notes are an integral part of these financial statements.

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

1. ORGANIZATION

StockCar Stocks Mutual Fund, Inc. (the “Company”) was incorporated under the laws of the State of Maryland on May 18, 1998, and consists solely of StockCar Stocks Index Fund (the “Fund”). The Company is registered as an open-end diversified management investment company of the “series” type under the Investment Company Act of 1940 (the “1940 Act”). The Fund became effective with the Securities and Exchange Commission on September 18, 1998 and commenced operations on October 1, 1998. The Fund’s investment strategy is to emphasize growth of capital and current income by investing in the companies of the StockCar Stocks IndexTM (the “Index”). The Index consists of 52 companies that support NASCAR’s Nextel Cup Series. The companies in the Index either sponsor NASCAR Nextel Cup racing teams or races, or they earn money from NASCAR Nextel Cup events.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation, Transactions, and Related Investment Income

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC, (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by the pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value

STOCKCAR STOCKS INDEX FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                                 Investments                  Other Financial

Valuation Inputs:                                                     In Securities                     Instruments

Level 1 – Quoted Prices                                            $2,691,755                         $         -

Level 2 – Significant Other Observable Inputs                         -                                     -

Level 3 – Significant Unobservable Inputs                               -                                     -

Total                                                                          $2,691,755                          $         -

Dividends and Distributions to Shareholders

Dividends and distributions, if any, will be declared and distributed at least annually. However, the Directors may decide to declare dividends and distributions at other intervals.  Dividends and distributions to shareholders are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences may result in reclassifications among capital accounts and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Federal Income Taxes

For federal income tax purposes, the Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. Management has evaluated the application of FIN 48 and its impact of the Fund's financial statements and has determined that there is no impact on the financial statements of the Fund.

Expenses

Expenses directly attributable to the Fund are charged to operations. The Fund pays the expenses of its Directors who are not affiliated persons of the “Adviser” or the Company. The Directors of the Fund were not paid any compensation for the six months ended March 31, 2009.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser provides investment advice and, in general, supervises the Fund’s management and investment program.  The Adviser became the investment adviser to the Fund on April 15, 2008.

For its services, the Adviser receives an annual fee of 0.65% of the Fund's average daily net assets.  The total fees incurred for such services for the period from October 1, 2008 to March 31, 2009 were $9,838, all of which were waived.  See Expense Reimbursement Arrangements.

The Administrator

Peak Wealth Opportunities, LLC (the "Administrator"), serves as the Fund's administrator and receives compensation from the Fund pursuant to an Administration Agreement dated as of April 15, 2008.    Under that agreement, the Administrator supervises the overall administration of the Fund.  These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws  and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.  Pursuant to an Accounting Services Agreement dated as of April 15, 2008 between the Administrator and Mutual Shareholder Services, LLC ("MSS"), the Administrator has delegated the performance of the fund accounting services to MSS.

For providing these services, the Administrator receives a fee from the Fund at an annual rate of 0.40% per annum for the first $50,000,000; 0.30% for the next $25,000,000; and 0.20% in excess of $75,000,000 of the Fund's average daily net assets. The total fees incurred for such services for the period from October 1, 2008 to March 31, 2009 were $6,054, a portion of which were waived.

See Expense Reimbursement Arrangements.

Expense Reimbursement Arrangements

For the period October 1, 2008 through March 31, 2009, the  Adviser  and  the Administrator have contractually agreed to waive fees and/or reimburse the  Fund  for  expenses it incurs, but only to the extent necessary to maintain the Fund's total  operating  expenses  (excluding interest, brokerage commissions, taxes, and extraordinary expenses) at 1.50% of the Fund's  average  daily net assets for that period.  The total fees waived for the period October 1, 2008 to March 31, 2009 were $36,643.

Distribution Agreement

Pursuant to a Plan of Distribution and Services Pursuant to Rule 12b-1 (the “Plan”), the Fund may compensate its distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund Shares and for maintenance and personal service provided to existing shareholders.  The Plan authorizes payments at an annual rate of 0.25% of the Funds average daily net assets to its distributor, dealers and others, for providing personal service and or maintaining shareholder accounts relating to the distributor of the Fund’s shares.  The Fund has not engaged a distributor by which fees can be allocated.  Accordingly, no payments were made and no amounts accrued under the plan for the six months ended March 31, 2009.

Custodian

US Bank, N.A. ("USB"), acts as custodian for the Fund.  As such, USB  holds  all securities and cash of the Fund, delivers and receives  payment for securities  sold,  receives  and  pays  for  securities purchased, collects income from investments and performs other duties,  all as directed by officers of the Company.  USB does not exercise any supervisory function over management of  the  Fund,  the  purchase  and  sale  of  securities  or  the   payment  of distributions to shareholders.

Transfer Agency Services

MSS acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and MSS, dated as of October 29, 2004.  Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered as transfer agent, the Fund pays MSS an annual fee, paid monthly, as determined by valuations made as of the close of each business day of the month. For the six months ended March 31, 2009, MSS earned $11,468 for transfer agency services.

Legal

Legal fees amounting to $14,940 were paid to the Law Office of C. Richard Ropka, LLC.  C. Richard Ropka, Esq. Secretary of the Fund is a partner of that firm.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments other than short-term obligations aggregated $445,720 and $545,752, respectively, for the six months ended March 31, 2009.

5. FEDERAL INCOME TAXES

As of March 31, 2009, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$4,499,619
Gross unrealized appreciation	192,797
Gross unrealized depreciation	(2,000,662)
Net unrealized depreciation	$(1,807,865)

Net Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer such capital losses and included them as other book/tax differences in the components of accumulated losses on a tax basis, above.

The tax character of distributions paid during the six months ended March 31, 2009 and the fiscal year ended September 30, 2008, were as follows:

	March 31, 2009	September 30, 2008
Ordinary income	$ 31,697	$ 35,533
Long Term Capital Gain	-	171,393
Return of Capital	-	122,749
	$31,697	$329,675

6.   INDEMNIFICATIONS

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects the risk of loss to be remote.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

STOCKCAR STOCKS INDEX FUND

EXPENSE ILLUSTRATION

MARCH 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/08 - 3/31/09).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
			10/1/2008 to
	10/01/2008	3/31/2009	3/31/2009
Actual	$1,000.00	$682.29	$6.29
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,017.45	$7.54
* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

STOCKCAR STOCKS INDEX FUND

ADDITIONAL INFORMATION

MARCH 31, 2009 (UNAUDITED)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 494-2755 or (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-494-2755.

STOCKCAR STOCKS INDEX FUND

DIRECTORS & OFFICERS

MARCH 31, 2009 (UNAUDITED)

The Board of Directors and officers of the Company, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation for Past 5 Years	Number of Portfolios in Company Complex Overseen by Director or Nominee	Other Directorships Held by Director or Nominee
Independent Directors
Edward R. Cofrancesco, Jr. Age: 45	Nominee	Shall serve until death, resignation or removal. Since April 15, 2008	President/Managing Partner – International Assets Advisory, LLC, 12/2006 - present; Partner – Telluride Partners, 12/2004 – 12/2006; International Holdings Corp., 12/2000 – 11/2004.	1	0
Gregory S. Peele Age: 43	Nominee	Shall serve until death, resignation or removal. Since April 15, 2008	Vice President of Operations – Skanska Building, Inc. – 06/2000 – present.	1	0
Julia A. Mold- Torres Age: 52	Nominee	Shall serve until death, resignation or removal. Since April 15, 2008	Manager – Deloitte Financial Advisory Services, LLP, 09/2004 – present; Independent Anti-Money Laundering Consultant, 03/2002 - 09/2004; Financial Principal – Nafinsa Securities, 09/1999 – 02/2002.	1	0

STOCKCAR STOCKS INDEX FUND

DIRECTORS & OFFICERS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation for Past 5 Years	Number of Portfolios in Company Complex Overseen by Director or Nominee	Other Directorships Held by Director or Nominee
Non-Independent Directors
David W. Dube Age: 52	President	Shall serve until death resignation or removal. Since April 15, 2008	President - Peak Capital Corporation, 4/01 to present.	1	0
Charles R. Ropka, Esq. Age: 44	Secretary	Shall serve until death resignation or removal. Since April 15, 2008	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present, Attorney - Rabil, Ropka, Kingett and Stewart, LLC January 1, 2004 – May 1, 2008, Attorney - Rabil, Ropka, Kingett & Hatzell, LLC – January 1, 2002 – December 31, 2003.	1	0
Phillip D. Pidgeon Age: 44	Treasurer	Shall serve until death, resignation or removal. Since April 15, 2008	CFO - Peak Capital Corporation 05/06 – Present, Tax Manager - Mark Dickens CPA 09/00 - 04/06 (Note seasonal 2nd Job 2004 & 2005),Accounting Manager - Sten+Barr Medical Inc. 07/03 -08/05	1	0
Amber Cushing Age: 29	Chief Compliance Officer	Shall serve until death, resignation or removal. Since April 15, 2008	V.P of Legal Affairs/Compliance: Peak Securities Corporation (12/2007-Current) - Managing Director, Business Development/Legal: Premier Mortgage Funding, Inc. (06/2005 -06/2007) - Attorney Assistant: Edwin B. Kagan, P.A. (10/2003-06/2005)	1	0

Investment Adviser

Peak Wealth Opportunities, LLC.

10225 Ulmerton Road, Suite 3D

Largo, FL 33771

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Ste. 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Independent Registered Public Accounting Firm

Briggs Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

This report is provided for the general information of the shareholders of the StockCar Stocks Index Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a)

Disclosure Controls and Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls and procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/David W. Dube

President

Date June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David W. Dube

President

Date June 8, 2009